INVESTMENTS IN SUBSIDIARIES - Financial information of subsidiaries that have material NCIs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in subsidiaries
Profit / (loss) attributable to material NCIs	$ 33	$ 62	$ (220)
Kar-Tel
Investments in subsidiaries
Equity interest held by NCIs	25.00%	25.00%
Book values of material NCIs	$ 97	$ 106
Profit / (loss) attributable to material NCIs	$ 26	$ 27
Omnium Telecom Algerie Spa
Investments in subsidiaries
Equity interest held by NCIs	54.40%	54.40%
Book values of material NCIs	$ 783	$ 871
Profit / (loss) attributable to material NCIs	$ 43	$ 55